FAIR VALUE, Changes in Loans Using Level 3 Inputs (Q1) (Details) - USD ($)		3 Months Ended		5 Months Ended
		Mar. 31, 2021		Dec. 31, 2020		Jul. 30, 2020
Changes in Loans Using Level 3 Inputs [Abstract]
Loans held at fair value, beginning balance		$ 48,558,051	[1],[2]	$ 43,106,551
Change in unrealized gains / (losses) on loans at fair value, net		(144,402)		1,563,340
Additional funding		992,000		16,360,000
Original issue discount and other discounts, net of costs		142,982
Accretion of original issue discount		600,009		732,729
PIK Interest		389,373		390,630
Loans held at fair value, ending balance	[2]	50,252,049		48,558,051	[1]
Carrying Value [Abstract]
Cash and cash equivalents		126,793,972		9,623,820
Loans held for investment at carrying value		39,152,936	[3],[4]	31,837,031	[3],[5],[6]	$ 0
Loan receivable at carrying value		3,240,855		3,348,263		$ 3,696,290
Fair Value [Abstract]
Cash and cash equivalents, at fair value		126,793,972
Loans held for investment at fair value		41,661,386
Loan receivable at carrying value		3,066,014
Level 3 [Member]
Changes in Loans Using Level 3 Inputs [Abstract]
Loans held at fair value, beginning balance		48,558,051		43,106,551
Change in unrealized gains / (losses) on loans at fair value, net		(144,402)		1,563,340
Additional funding		992,000		16,360,000
Original issue discount and other discounts, net of costs		(142,982)
Accretion of original issue discount		600,009		732,729
PIK Interest		389,373		390,630
Loans held at fair value, ending balance		$ 50,252,049		$ 48,558,051

[1]	Refer to Footnote 14
[2]	Refer to Footnote 14.
[3]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount and loan origination costs.
[4]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs.
[5]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount and loan origination costs
[6]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs